Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Long-term debt	$ 7,497,019	$ 7,755,670
Less current installments	269,996	258,628
Long-term debt, excluding current installments	7,227,023	7,497,042
North Carolina Real Estate Loan [Member]
Long-term debt	1,921,433	1,987,723
Virginia Real Estate Loan [Member]
Long-term debt	$ 5,575,586	$ 5,767,947